Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2020	Jul. 31, 2019
Accounting Policies [Abstract]
Schedule of consolidation of entities and its ownership interest
Name	Jurisdiction	Ownership	Date of acquisition or formation
DEP Nevada Inc. (“DEP Nevada”)	Nevada, USA	100%	10 August 2017
Nevada Medical Group LLC (“NMG”)	Nevada, USA	100%	14 November 2017
NMG Retail LLC	Nevada, USA	75%	14 September 2018
NMG Long Beach LLC	California, USA	100%	18 December 2018
NMG Cathedral City LLC	California, USA	100%	4 January 2019
NMG Chula Vista LLC	California, USA	51%	10 January 2019
NMG San Diego LLC	California, USA	60%	30 January 2019

Name	Jurisdiction	Ownership	Date of acquisition or formation
DEP Nevada, Inc. (“Dep Nevada”)	Nevada, USA	100%	10 August 2017
Nevada Medical Group, LLC (“NMG”)	Nevada, USA	100%	14 November 2017
NMG Retail, LLC	Nevada, USA	75%	14 September 2018
NMG Long Beach, LLC	California, USA	100%	18 December 2018
NMG Cathedral City, LLC	California, USA	100%	4 January 2019
NMG Chula Vista, LLC	California, USA	51%	10 January 2019
NMG San Diego, LLC	California, USA	60%	30 January 2019

Schedule of ownership interest by equity method investment in consolidation
Name	Jurisdiction	Ownership	Date of acquisition or formation
NMG Ohio LLC	Ohio, USA	30%	27 April 2017

Name	Jurisdiction	Ownership	Date of acquisition or formation
NMG Ohio, LLC	Ohio, USA	30%	27 April 2017

Schedule of property and equipment estimated useful lives
Office equipment	7 years
Cultivation equipment	7 years
Production equipment	7 years
Kitchen equipment	7 years
Vehicles	7 years
Vault equipment	7 years
Leasehold improvements	shorter of 15 years or the term of the lease

Office equipment	7 years
Cultivation equipment	7 years
Production equipment	7 years
Kitchen equipment	7 years
Vehicles	7 years
Vault equipment	7 years
Leasehold improvements	shorter of 15 years or the term of the lease